EMPLOYEE BENEFITS (Details 2) $ in Thousands	Dec. 31, 2022 USD ($)
Discount rate [member]
Statement [Line Items]
Increase in 100 bps	$ (7,332)
Decrease in 100 bps	8,156
Wage growth rates [member]
Statement [Line Items]
Increase in 100 bps	6,688
Decrease in 100 bps	$ (5,387)